COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Oct. 28, 2012
COMMITMENTS AND CONTINGENCIES
Schedule of purchase commitments
(in thousands)
2013	$1,516,787
2014	1,007,409
2015	763,430
2016	641,164
2017	634,835
Later years	1,755,431
Total	$6,319,056

Schedule of noncancelable operating lease commitments
(in thousands)
2013	$ 6,253
2014	2,461
2015	1,440
2016	1,028
2017	722
Later years	2,073
Total	$13,977